UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place,4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31
Date of reporting period: April 30, 2007

ITEM 1.      REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of Investments (April 30, 2007) (unaudited)

SMASh Series EC Portfolio

Face Amount†	Rating‡	Security	Value

CORPORATE BONDS & NOTES — 59.6%
Automobiles — 9.1%
180,000	CCC+	Ford Motor Co., Notes, 7.450% due 7/16/31	$143,325
150,000	B-	General Motors Corp., Senior Debentures, 8.375% due 7/15/33	136,312

		Total Automobiles	279,637

Commercial Banks — 7.5%
100,000	BB	ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (a)	100,146
130,000	BB	TuranAlem Finance BV, Bonds, 8.250% due 1/22/37 (a)	130,975

		Total Commercial Banks	231,121

Consumer Finance — 27.6%
		Ford Motor Credit Co.:
215,000	B	Bonds, 7.375% due 2/1/11	212,820
215,000	B	Notes, 7.375% due 10/28/09 (b)	215,287
190,000	B	General Motors Acceptance Corp., Bonds, 8.000% due 11/1/31	204,501
220,000	BB+	GMAC LLC, Senior Notes, 6.000% due 12/15/11 (b)	214,425

		Total Consumer Finance	847,033

Diversified Financial Services — 1.9%
54,000	BB	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (a)	57,780

Health Care Providers & Services — 3.4%
		HCA Inc.:
7,000	B-	Senior Notes, 6.500% due 2/15/16	6,134
		Senior Secured Notes:
27,000	BB-	9.250% due 11/15/16 (a)	29,497
16,000	BB-	9.625% due 11/15/16 (a)(c)	17,500
48,000	CCC+	Tenet Healthcare Corp., Senior Notes, 9.875% due 7/1/14	49,440

		Total Health Care Providers & Services	102,571

Independent Power Producers & Energy Traders — 5.8%
147,000	B	AES Corp., Senior Notes, 7.750% due 3/1/14	156,187
25,000	BB-	TXU Corp., Senior Notes, Series R, 6.550% due 11/15/34	21,620

		Total Independent Power Producers & Energy Traders	177,807

Leisure Equipment & Products — 1.0%
30,000	B	Eastman Kodak Co., 7.250% due 11/15/13	30,300

Oil, Gas & Consumable Fuels — 3.3%
31,000	BB-	El Paso Corp., Medium-Term Notes, 7.750% due 1/15/32	34,720
		Williams Cos. Inc.:
21,000	BB	Debentures, Series A, 7.500% due 1/15/31	22,365
38,000	BB	Notes, 8.750% due 3/15/32	44,413

		Total Oil, Gas & Consumable Fuels	101,498

		TOTAL CORPORATE BONDS & NOTES
		(Cost — $1,845,522)	1,827,747

See Notes to Financial Statements.

SMASh Series EC Portfolio 2007 Semi-Annual Report	15

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Face Amount†		Rating‡	Security	Value

SOVEREIGN BONDS — 9.5%
Brazil — 3.7%
84,000		BB	Federative Republic of Brazil, 11.000% due 8/17/40	$114,051

Canada — 1.0%
24,143	CAD	AAA	Government of Canada, Bonds, 4.000% due 12/1/31	31,509

Germany — 4.8%
109,000	EUR	AAA	Bundesrepublik Deutschland, Bonds, 3.750% due 1/4/15	145,059

			TOTAL SOVEREIGN BONDS
			(Cost — $284,717)	290,619

			TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $2,130,239)	2,118,366

SHORT-TERM INVESTMENTS — 29.8%
U.S. Government Agency — 0.5%
15,000			Federal National Mortgage Association (FNMA), Discount Notes, 5.191% due 6/25/07 (d)(e)	14,884

Repurchase Agreement — 29.3%
899,000			Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement, dated 4/31/07, 5.170% due 5/1/07; Proceeds at maturity — $899,129 (Fully collateralized by U.S. government agency obligation, 0.000% due 11/15/30; Market value — $916,980)	899,000

			TOTAL SHORT-TERM INVESTMENTS
			(Cost — $913,884)	913,884

			TOTAL INVESTMENTS — 98.9% (Cost — $3,044,123#)	3,032,250
			Other Assets in Excess of Liabilities — 1.1%	34,282

			TOTAL NET ASSETS — 100.0%	$3,066,532

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	All ratings are by Standard & Poor’s Ratings Service.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	All or a portion of this security is segregated for open futures contracts.

(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(d)	Rate shown represents yield-to-maturity.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

See page 17 for definitions of ratings.

Abbreviations used in this schedule:
CAD — Canadian Dollar
EUR — Euro

See Notes to Financial Statements.

16	SMASh Series EC Portfolio 2007 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC,
CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR	—	Indicates that the bond is not rated by Standard & Poor’s.

SMASh Series EC Portfolio 2007 Semi-Annual Report	17

SMASh Series EC Portfolio
Statement of Assets and Liabilities (April 30, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $2,145,123)	$2,133,250
Repurchase agreement, at value (Cost — $899,000)	899,000
Foreign currency, at value (Cost — $14,624)	14,868
Cash	225
Interest receivable	43,542
Receivable from manager	7,046
Unrealized appreciation on swaps	1,898

Total Assets	3,099,829

LIABILITIES:
Payable for open forward currency contracts	5,575
Payable to broker — variation margin on open futures contracts	4,552
Trustees’ fees payable	992
Accrued expenses	22,178

Total Liabilities	33,297

Total Net Assets	$3,066,532

REPRESENTED BY:
Paid-in capital	$3,066,532

See Notes to Financial Statements.

18	SMASh Series EC Portfolio 2007 Semi-Annual Report

SMASh Series EC Portfolio
Statement of Operations (For the period ended April 30, 2007†) (unaudited)

INVESTMENT INCOME:
Interest	$62,863

EXPENSES:
Audit and tax	15,224
Legal fees	2,975
Trustees’ fees	992
Custody fees	30
Miscellaneous expenses	3,967

Total Expenses	23,188
Less: Fee waivers and/or expense reimbursements (Note 2)	(23,188)

Net Investment Income	62,863

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain From:
Investment transactions	6,963
Options written	1,496
Swap contracts	8,341
Foreign currency transactions	3,728

Net Realized Gain	20,528

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(11,873)
Futures contracts	(4,552)
Swap contracts	1,898
Foreign currencies	(5,254)

Change in Net Unrealized Appreciation/Depreciation	(19,781)

Net Gain on Investments, Futures Contracts, Options Written, Swap Contracts and Foreign Currency Transactions	747

Increase in Net Assets From Operations	$63,610

†	For the period December 27, 2006 (commencement of operations) to April 30, 2007.

See Notes to Financial Statements.

SMASh Series EC Portfolio 2007 Semi-Annual Report	19

SMASh Series EC Portfolio
Statement of Changes in Net Assets (For the period ended April 30, 2007†) (unaudited)

2007

OPERATIONS:
Net investment income	$62,863
Net realized gain	20,528
Change in net unrealized appreciation/depreciation	(19,781)

Increase in Net Assets From Operations	63,610

CAPITAL TRANSACTIONS:
Proceeds from contributions	3,050,000
Value of withdrawal	(47,078)

Increase in Net Assets From Capital Transactions	3,002,922

Increase in Net Assets	3,066,532

NET ASSETS:
End of period	$3,066,532

†	For the period December 27, 2006 (commencement of operations) to April 30, 2007.

See Notes to Financial Statements.

20	SMASh Series EC Portfolio 2007 Semi-Annual Report

SMASh Series EC Portfolio
Financial Highlights
For the year ended October 31, unless otherwise noted:

2007(1)

Net Assets, End of Period (000s)	$3,067

Total Return(2)	2.08%

Ratios to Average Net Assets:
Gross expenses(3)	2.27%
Net expenses(3)(4)(5)	—
Net investment income(3)	6.15

Portfolio Turnover Rate	6%

(1)	For the period December 27, 2006 (commencement of operations) to April 30, 2007 (unaudited).

(2)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(3)	Annualized.

(4)	Reflects fee waivers and/or expense reimbursements.

(5)

The Portfolio’s manager has entered into a one-year expense reimbursement agreement with the Portfolio pursuant to which the Portfolio’s manager has agreed to reimburse 100% of the Portfolio’s ordinary operating expenses. The expense reimbursement agreement does not cover brokerage, taxes and extraordinary expenses.

See Notes to Financial Statements.

SMASh Series EC Portfolio 2007 Semi-Annual Report	21

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

SMASh Series EC Portfolio (the “Portfolio”) is a separate series of the Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 13, 2007, the Portfolio was a separate series of Institutional Portfolio, registered under the 1940 Act and organized as a trust under the laws of the Commonwealth of Massachusetts. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

          The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          (a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

          (b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

          (c) Financial Futures Contracts. The Portfolio may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in stock market prices, currency exchange rates or interest rates as a substitute for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Portfolio is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the underlying financial instruments.

22	SMASh Series EC Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

The Portfolio recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.

          The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

          (d) Written Options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Portfolio realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Portfolio.

          A risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

          (e) Forward Foreign Currency Contracts. The Portfolio may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

          Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

          (f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment

SMASh Series EC Portfolio 2007 Semi-Annual Report	23

Notes to Financial Statements (unaudited) (continued)

securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

          The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

          Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

          Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

          (g) Credit Default Swaps. The Portfolio may enter into credit default swap contracts for investment purposes, to manage its credit risk or to add leverage. As a seller in a credit default swap contract, the Portfolio is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Portfolio receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gain.

          The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Portfolio functions as the coun-terparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Portfolio receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Portfolio makes periodic payments to the coun-terparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized loss.

          Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Portfolio’s Statement of Operations. For a credit default swap sold by the Portfolio, payment of the agreed upon amount made by the Portfolio in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Portfolio, the agreed upon amount received by the Portfolio in the event of default of the referenced debt obligation is recorded as proceeds

24	SMASh Series EC Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Portfolio.

          Entering into credit default swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

          (h) Credit and Market Risk. The Portfolio invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

          (i) Foreign Risk. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

          (j) Interest Income and Expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

          (k) Income Taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Portfolio’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

          The manager and subadvisers do not charge management fees to the Portfolio. LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Portfolio.

SMASh Series EC Portfolio 2007 Semi-Annual Report	25

Notes to Financial Statements (unaudited) (continued)

          LMPFA has entered into a one year expense reimbursement agreement with the Fund pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expense. During the period ended April 30, 2007, the Portfolio was reimbursed for expenses amounting to $23,188.

          Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the period ended April 30, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Investments

Purchases	$2,301,491

Sales	169,947

          At April 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$13,399
Gross unrealized depreciation	(25,272)

Net unrealized depreciation	$(11,873)

          At April 30, 2007, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss

Contracts to Buy:
Euribor Futures	5	9/07	$14,804	$12,807	$(1,997)
Germany Federal Republic 10 Year Bond	2	6/07	314,424	311,869	(2,555)

Net Unrealized Loss on Open Futures Contracts					$(4,552)

          At April 30, 2007, the Portfolio had open forward foreign currency contracts as described below. The unrealized loss on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)

Contracts to Buy:
Japanese Yen	35,126,700	$294,459	5/9/07	$(5,541)
Japanese Yen	35,126,700	297,887	8/8/07	(1,573)

				(7,114)

Contracts to Sell:
Japanese Yen	35,126,700	294,459	5/9/07	1,539

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(5,575)

26	SMASh Series EC Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

          During the period ended April 30, 2007, written option transactions for the Portfolio were as follows:

	Number of Contracts	Premiums

Options written, outstanding	—	—
Options written	2	$1,496
Options closed	—	—
Options expired	(2)	(1,496)

Options written, outstanding April 30, 2007	—	—

          At April 30, 2007, the Portfolio had the following credit default swap contracts:

Swap Counterparty:	Barclays Bank PLC
Effective Date:	March 6, 2007
Referenced Entity:	Dow Jones COX Index
Notional Amount:	$900,000
Termination Date:	June 20, 2012
Unrealized Appreciation	$1,898

4.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGM”), relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

          The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent: that First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SMASh Series EC Portfolio 2007 Semi-Annual Report	27

Notes to Financial Statements (unaudited) (continued)

          SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

          The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

          Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

          This Portfolio is not one of the Affected Funds, and therefore did not implement the transfer agent arrangements described above and will not receive any portion of the distributions.

          On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

5.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 4. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the advisor for the Smith Barney family of funds (the “Affected Funds”), rescission of the Affected Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

          On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

28	SMASh Series EC Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

          As of the date of this report, the Portfolio’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Affected Funds or the ability of the Portfolio’s manager and it affiliates to continue to render services to the Affected Funds on the Affected Funds under their respective contracts.

6.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and Salomon Brothers Asset Management Inc (“SBAM”) that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/ or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

          Although there can be no assurance, the Portfolio’s manager believes that this matter is not likely to have a material adverse effect on the Portfolio.

7.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Portfolio will be November 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that FIN 48 will have on the financial statements.

* * *

          On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

SMASh Series EC Portfolio 2007 Semi-Annual Report	29

Board Approval of Management and Subadvisory Agreements (unaudited)

At a meeting held on December 21, 2006, the Board of the Portfolio’s predecessor fund (the “Predecessor Portfolio”), including a majority of the Board Members who were not “interested persons” of the Portfolio or Legg Mason Partners Fund Advisor, LLC (the “Manager”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), approved a management agreement (the “Management Agreement”) between the Portfolio and the Manager. The Board, including a majority of the Independent Board Members, also approved a subadvisory agreement between the Manager and Western Asset Management Company (“Western Asset”) for the Portfolio and a subadvisory agreement between Western Asset and Western Asset Management Limited Company (“Western Asset Limited,” and, together with Western Asset, the “Subadvisers”) (the “Subadvisory Agreements”). In approving the Management Agreement and Subadvisory Agreements, the Board, including the Independent Board Members, noted that, in addition to a seed money investor, the Portfolio’s sole investor is a series of Citifunds Institutional Trust, who investment objective and policies are the same as those of the Portfolio (the “Feeder Fund”), and considered the factors below.

          The Board noted that the Manager will provide administrative and certain oversight services to the Portfolio, and that the Manager will delegate to the Subadvisers the day-to-day portfolio management of the Portfolio. The Board Members reviewed the qualifications, backgrounds and responsibilities of the senior personnel and the portfolio management team that would be primarily responsible for the day-to-day management of the Portfolio.

          The Board Members received and considered information regarding the nature, extent and quality of services expected to be provided to the Portfolio by the Manager under the Management Agreement and by the Subadvisers under the Subadvisory Agreements. The Board Members’ evaluation of the services expected to be provided by the Manager and the Subadvisers took into account the Board Members’ knowledge and familiarity gained as Board Members of the Predecessor Portfolio or other funds managed by the Manager and the Subadvisers, including as to the scope and quality of Legg Mason’s investment management and other capabilities and the quality of its administrative and other services. The Board Members considered, among other things, information and assurances provided by Legg Mason as to the operations, facilities, organization of the Manager and the Subadvisers and the qualifications, backgrounds and responsibilities of their senior personnel. The Board Members further considered the financial resources available to the Manager, the Subadvisers and Legg Mason. The Board Members concluded that, overall, the nature, extent and quality of services expected to be provided under the Management Agreement and the Subadvisory Agreements were acceptable.

          The Board Members noted that the Predecessor Portfolio would be organized later in December 2006 and had not commenced full operations. The Board Members therefore did not give consideration to performance history.

          The Board Members gave substantial consideration to the fact that none of the Manager or either Subadviser receives a fee for its advisory services. The Board Members noted that all shareholders of the Feeder Fund would be participants in separately managed account programs that include the Feeder Fund as an investment option and would pay fees to program sponsors for the costs and expenses of the programs, including fees for investment

30	SMASh Series EC Portfolio

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

advice and portfolio execution. The Board noted further that when a program participant, alone or with his or her program sponsor, elects to allocate assets to an investment strategy managed by an affiliate of the Manager, that affiliate receives a fee from the program sponsor for managing those assets, including assets that may be invested in the Feeder Fund, except that, in certain cases, a participant will pay a fee for investment advice directly to an affiliate of the Manager in its capacity as adviser or subadviser to the participant’s managed account.

          The Board Members noted that the Manager and the Subadvisers have not yet realized profits in respect of their relationships with the Predecessor Portfolio since the Predecessor Portfolio had not commenced full operations. The Board noted that, as described above, the Manager and the Subadvisers expect that their affiliates will benefit from relationships with sponsors of the separately managed account programs that include the Feeder Fund as an investment option.

          The Board Members noted that they expect to receive profitability information on an annual basis.

          The Board also noted other benefits the Manager and Subadvisers would receive in connection with the Management Agreement and the Subadvisory Agreements, including their ability to “leverage” the services of investment professionals that manage other funds and the possibility of earning float income on sales orders and redemption amounts. The Board, including the Independent Trustees, concluded that these potential benefits were consistent with those available to other mutual fund sponsors.

          In light of all of the foregoing, the Board, including all of the Independent Board Members, approved the Management Agreement and the Subadvisory Agreements. No single factor reviewed by the Board Members was identified as the principal factor in determining whether to approve the Management Agreement and the Subadvisory Agreements, and each Board Member attributed different weight to the various factors. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Independent Board Members also discussed the proposed approval of the Management Agreement and the Subadvisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager or Subadvisers were present.

          At a meeting held in person on February 6, 2007, the Portfolio’s Board considered the Management Agreement and Subadvisory Agreements for the Portfolio, each of which would be on substantially the same terms and conditions as the Management Agreement and Subadvisory Agreements for the Predecessor Portfolio. The Board Members also considered information that had been provided in connection with approval of each Predecessor Portfolio’s Management Agreement and Subadvisory Agreements and noted that the initial term of the Management Agreement and Subadvisory Agreements (after which each would continue in effect only if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Board Members) was the same as that under the Management Agreement and the Subadvisory Agreements for the Predecessor Portfolio. The Portfolio Board, including all of the Independent Members, concurred with the conclusions of the Board of the Predecessor Portfolio and approved the Management Agreement and Subadvisory Agreements.

SMASh Series EC Portfolio	31

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

	(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

	(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

	(a)(1)	Not applicable.

Exhibit 99.CODE ETH

	(a)(2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Master Portfolio Trust

Date: July 6, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Master Portfolio Trust

Date: July 6, 2007

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Master Portfolio Trust

Date: July 6, 2007